SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 31, 2023
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Allocated Share-based compensation expense disclosure
The impact on our results for share-based compensation was as follows:

	Years Ended October 31,
	2023	2022	2021
	(in millions)
Cost of products and services	$34	$30	$26
Research and development	13	14	12
Selling, general and administrative	65	82	73
Total share-based compensation expense	$112	$126	$111

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following assumptions were used to estimate the fair value of awards granted.

	Years Ended October 31,
	2023	2022	2021
Stock Option Plan:
Weighted average risk-free interest rate	3.9%	1.5%	0.5%
Dividend yield	0.6%	0.5%	0.7%
Weighted average volatility	28%	26%	26%
Expected life	5.5 years	5.5 years	5.5 years
LTPP:
Volatility of Agilent shares	31%	29%	30%
Volatility of selected peer-company shares	22%-84%	23%-81%	24%-57%
Pair-wise correlation with selected peers	42%	41%	45%

Post-vest restriction discount for all executive awards	7.1%	6.5%	6.8%

Summary of stock option award activity
The following table summarizes employee stock option award activity of our employees and directors for 2023.

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2022	1,097	$94
Granted	269	$147
Exercised	(249)	$41
Cancelled	(37)	$142
Outstanding at October 31, 2023	1,080	$118

Schedule of share-based compensation, shares authorized under stock option plans, by exercise price range
The options outstanding and exercisable for equity share-based payment awards at October 31, 2023 were as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$40.01 - $50.00	210	1.0	$41	13,088	210	1.0	$41	13,088
$100.00- $110.00	311	7.0	$110	—	177	7.0	$110	—
$110.01 - $150.00	319	8.8	$143	—	40	8.3	$136	—
$150.01 & Over	240	8.0	$161	—	80	8.0	$161	—
	1,080	6.6	$118	$13,088	507	4.8	$92	$13,088

Schedule of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value
The following table summarizes the aggregate intrinsic value of options exercised and the fair value of options granted in 2023, 2022 and 2021:

	Aggregate Intrinsic Value	Weighted Average Exercise Price	Per Share Value Using Black-Scholes Model
	(in thousands)
Options exercised in fiscal 2021	$34,305	$33
Black Scholes per share value of options granted during fiscal 2021			$26
Options exercised in fiscal 2022	$10,765	$38
Black Scholes per share value of options granted during fiscal 2022			$39
Options exercised in fiscal 2023	$25,303	$41
Black Scholes per share value of options granted during fiscal 2023			$47

Share-Based Payment Arrangement, Activity
The following table summarizes non-vested award activity in 2023 primarily for our LTPP and restricted stock unit awards.

	Shares	Weighted Average Grant Price
	(in thousands)
Non-vested at October 31, 2022	2,103	$114
Granted	864	$146
Vested	(1,096)	$90
Forfeited	(181)	$134
Change in LTPP shares in the year due to exceeding performance targets	199	$79
Non-vested at October 31, 2023	1,889	$136